Credit Facilities and Long-Term Debt - Additional Information (Details) - USD ($)		12 Months Ended
	Dec. 01, 2021	Dec. 31, 2023	Dec. 31, 2022	Oct. 24, 2023	Jul. 26, 2023	Feb. 07, 2023	Dec. 29, 2021	Nov. 30, 2021	Nov. 05, 2021	Apr. 01, 2021	Nov. 30, 2020	Nov. 03, 2020	Feb. 11, 2019
Line of Credit Facility [Line Items]
Revolving credit facility, credit agreement maximum limit	$ 300,000,000
Line of credit facility Increasable capacity	$ 100,000,000
Minimum consolidated tangible net worth under credit facility		$ 2,019,600,000
Percentage of consolidated net income		25.00%
Percentage of aggregate net cash proceeds from the issuance of capital stock		25.00%
Percentage of consolidated leverage ratio permitted		35.00%
AUL | Lloyd's
Line of Credit Facility [Line Items]
Letter of Credit to Support Funds at Lloyd's				$ 335,000,000
Funds at Lloyd's Facility Agreement								$ 80,000,000			$ 150,000,000
AUL | Lloyd's | Maximum
Line of Credit Facility [Line Items]
Letter of Credit to Support Funds at Lloyd's												$ 235,000,000
Bermuda | Natixis
Line of Credit Facility [Line Items]
Revolving credit facility, credit agreement maximum limit									$ 100,000,000
Bermuda | HSBC Bank USA, National Association
Line of Credit Facility [Line Items]
Revolving credit facility, credit agreement maximum limit							$ 75,000,000
Aspen Specialty | Federal Home Loan Bank of Boston
Line of Credit Facility [Line Items]
Revolving credit facility, credit agreement maximum limit										$ 250,000,000
Percentage limit of pledged assets permitted to secure debt obligations										15.00%
AAIC | Federal Home Loan Bank of Boston
Line of Credit Facility [Line Items]
Revolving credit facility, credit agreement maximum limit										$ 174,000,000
Percentage limit of pledged assets permitted to secure debt obligations										10.00%
Letters of credit / guarantees | Aspen U.K. | Aspen European
Line of Credit Facility [Line Items]
Revolving credit facility, credit agreement maximum limit						$ 100,000,000							$ 100,000,000
Secured and unsecured financing facilities
Line of Credit Facility [Line Items]
Long-term line of credit		$ 2,300,000,000
2026 Term Loan
Line of Credit Facility [Line Items]
Loans issued					$ 300,000,000
Interest Expense		$ 3,000,000	$ 0